Summary of Significant Accounting Policies - Vessels and equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Vessels and equipment
Depreciation, Depletion and Amortization	$ 106,084	$ 131,379	$ 153,907
Asset retirement obligation
Asset retirement obligation	$ 0	42,400
Oil Tanker
Vessels and equipment
Property, plant and equipment, useful life	25 years
Excluding amortization of Drydocking expenditure
Vessels and equipment
Depreciation, Depletion and Amortization	$ 78,500	$ 102,500	$ 124,800
Dry-docking activity
Vessels and equipment
Property, Plant and Equipment, Estimated Useful Lives	two and a half years to five years